Income Taxes - Income Tax Provision Amount Computed by Applying Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax (benefit) at statutory federal rate	21.00%	21.00%
State tax (benefit), net of federal benefit	7.10%	4.60%
Foreign tax rate differential		(4.30%)
Permanent differences	(0.60%)	(0.60%)
Research and development credits	1.30%	1.00%
Change in valuation allowance	(20.90%)	(15.90%)
Provision-to-return		(0.70%)
Expired NOLs, research and development credits, and other carryfowards	(6.90%)	(2.20%)
Non-qualified stock option cancellations	(1.00%)	(2.90%)